Acquisitions - Schedule of Identifiable Intangible Assets Acquired and the Related Expected Lives for the Finite-Lived Intangible Assets (Details) - Nogin Inc. - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Fair Value	$ 17,350		$ 17,350
Customer relationships
Business Combination [Line Items]
Estimated Useful Life in Years	9 years	9 years
Fair Value	$ 10,300		10,300
Internally developed software and other intangibles
Business Combination [Line Items]
Estimated Useful Life in Years	8 years	8 years
Fair Value	$ 3,950		3,950
Trademarks
Business Combination [Line Items]
Estimated Useful Life in Years	10 years	10 years
Fair Value	$ 3,100		$ 3,100